Note 3 Contribution to consolidated group total assets entities by main activities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contribution to Consolidated Group total assets [Line Items]
Assets	€ 713,140	€ 662,885	€ 733,797
Banking and other financial services [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	678,788	631,683	703,304
Insurance and pension and investment fund managing companies [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	31,136	29,657	28,667
Other non-financial services [Member]
Contribution to Consolidated Group total assets [Line Items]
Assets	€ 3,217	€ 1,545	€ 1,826